EQUITY	9 Months Ended
Jul. 31, 2026
Equity [Abstract]
EQUITY

NOTE 13: EQUITY

Common Stock

On July 20, 2026, the Company completed a 1 for 5 reverse stock split. The Company’s financial statements have been retroactively adjusted to effect the split.

Preferred Stock

The Company’s Articles of Incorporation, as amended, authorize the issuance of up to 20,000,000 shares of preferred stock, par value $0.0001 per share, issuable in one or more series with such designations, preferences, rights, and limitations as may be determined by the Company’s Board of Directors from time to time without further shareholder approval. As of July 31, 2026, the Board had designated four series of preferred stock — Series A, Series B, and Series C Convertible Mezzanine Preferred Stock (each designated April 17, 2026) and Series D Convertible Preferred Stock — as described below.

Series A Preferred Stock

On April 17, 2026, the Company designated 1,500,000 shares of Series A Convertible Preferred Stock (“Series A Preferred Stock”), par value $0.0001 per share, pursuant to a Certificate of Designation filed with the State of Florida. Each share of Series A Preferred Stock has a stated value of $1.00 per share.

The Series A Preferred Stock ranks senior to the Company’s common stock with respect to dividend rights and distributions upon liquidation, dissolution, or winding up of the Company. Holders are entitled to cumulative dividends at an annual rate of 10% of the stated value, payable upon redemption, liquidation, or conversion. Upon the occurrence of certain events of default such as failure to make required payments, breaches of key covenants, insolvency events or delisting of the Company’s common stock, the dividend rate increases to 22%.

In the event of liquidation, dissolution, winding up, or a deemed liquidation event, holders of Series A Preferred Stock are entitled to receive, prior to any distribution to holders of common stock, an amount equal to the stated value of the shares plus accrued and unpaid dividends and any applicable adjustment amounts as defined in the Certificate of Designation.

The Company may redeem the Series A Preferred Stock during specified redemption periods at amounts ranging from 110% to 123% of the stated value, subject to the terms of the Certificate of Designation. In addition, beginning twelve months after issuance, or upon certain events of default, the Company may be required to redeem the outstanding shares for cash.

Beginning 180 days after issuance, holders may convert the Series A Preferred Stock into shares of the Company’s common stock. The conversion price is variable and is generally equal to 65% of the lowest trading price of the Company’s common stock during the ten trading days preceding the conversion date, subject to adjustment provisions contained in the Certificate of Designation.

On February 6, 2026, the Company sold 15 shares of Series A Convertible Preferred Stock for $15,000. The shares were simultaneously converted into 12,510 shares of common stock.

On May 8, 2026, the Company sold 175,000 shares of Series A Convertible Preferred Stock for $175,000.

On June 16, 2026, the Company sold 200,000 shares of Series A Convertible Preferred Stock for $200,000.

On July 16, 2026, the Company sold 200,000 shares of Series A Convertible Preferred Stock for $200,000.

As of July 31, 2026, there were 575,000 shares of Series A Convertible Preferred Stock outstanding.

As of July 31, 2026, the aggregate redemption value of the Series A Convertible Preferred Stock was $581,931.

Series B Preferred Stock

On April 17, 2026, the Company designated 1,500,000 shares of Series B Convertible Preferred Stock ("Series B Preferred Stock"), par value $0.0001 per share, pursuant to a Certificate of Designation filed with the State of Florida. Each share of Series B Preferred Stock has a stated value of $1.00 per share.

The Series B Preferred Stock ranks senior to the Company’s common stock with respect to dividend rights and distributions upon liquidation, dissolution, or winding up of the Company. Holders are entitled to cumulative dividends at an annual rate of 10% of the stated value, payable upon redemption, liquidation, or conversion. Upon the occurrence of certain events of default, such as failure to make required payments, breaches of key covenants, insolvency events, or delisting of the Company’s common stock, the dividend rate increases to 22%. In addition, upon an event of default, the stated value per share is automatically increased to $1.50, or to $2.00 for certain specified defaults, which increases the amount payable to holders upon redemption, liquidation, or conversion.

In the event of liquidation, dissolution, winding up, or a deemed liquidation event, holders of Series B Preferred Stock are entitled to receive, prior to any distribution to holders of common stock, an amount equal to the stated value of the shares plus accrued and unpaid dividends and any applicable adjustment amounts as defined in the Certificate of Designation.

The Company may redeem the Series B Preferred Stock during specified redemption periods at amounts ranging from 115% to 125% of the stated value, subject to the terms of the Certificate of Designation. In addition, beginning twelve months after issuance, or upon certain events of default, the Company may be required to redeem the outstanding shares for cash.

Beginning 180 days after issuance, holders may convert the Series B Preferred Stock into shares of the Company’s common stock. The conversion price is variable and is generally equal to 65% of the lowest trading price of the Company’s common stock during the ten trading days preceding the conversion date, subject to adjustment provisions contained in the Certificate of Designation.

On May 29, 2026, the Company sold 177,500 shares of Series B Convertible Preferred Stock for $177,500.

On July 27, 2026, the Company sold 177,500 shares of Series B Convertible Preferred Stock for $177,500.

As of July 31, 2026, the aggregate redemption value of the Series B Convertible Preferred Stock was $358,161.

Series C Preferred Stock

On April 17, 2026, the Company designated 1,500,000 shares of Series C Convertible Preferred Stock ("Series C Preferred Stock"), par value $0.0001 per share, pursuant to a Certificate of Designation filed with the State of Florida. Each share of Series C Preferred Stock has a stated value of $1.00 per share.

The Series C Preferred Stock ranks senior to the Company’s common stock with respect to dividend rights and distributions upon liquidation, dissolution, or winding up of the Company. Holders are entitled to cumulative dividends at an annual rate of 10% of the stated value, payable upon redemption, liquidation, or conversion. Upon the occurrence of certain events of default, the dividend rate increases to 22%. In addition, upon an event of default, the stated value per share is automatically increased to $1.50, or to $2.00 for certain specified defaults, which increases the amount payable to holders upon redemption, liquidation, or conversion.

In the event of liquidation, dissolution, winding up, or a deemed liquidation event, holders of Series C Preferred Stock are entitled to receive, prior to any distribution to holders of common stock, an amount equal to the stated value of the shares plus accrued and unpaid dividends and any applicable adjustment amounts as defined in the Certificate of Designation.

The Company may redeem the Series C Preferred Stock during specified redemption periods at amounts ranging from 115% to 125% of the stated value, subject to the terms of the Certificate of Designation. In addition, beginning twelve months after issuance, or upon certain events of default, the Company may be required to redeem the outstanding shares for cash.

Beginning 180 days after issuance, holders may convert the Series C Preferred Stock into shares of the Company’s common stock. The conversion price is variable and is generally equal to 65% of the lowest trading price of the Company’s common stock during the ten trading days preceding the conversion date, subject to adjustment provisions contained in the Certificate of Designation.

On June 16, 2026, the Company sold 200,000 shares of Series C Convertible Preferred Stock for $200,000.

As of July 31, 2026, the aggregate redemption value of the Series C Convertible Preferred Stock was $202,302.

Accounting treatment for Series A, Series B and Series C Preferred Stock

The variable-price conversion features are not considered indexed to the Company’s own stock and therefore do not qualify for the equity classification exception under ASC 815-40. Accordingly, the conversion features were bifurcated from the preferred-stock host contracts and accounted for as derivative liabilities. The derivative liabilities were initially and subsequently measured at fair value, with changes in fair value recognized in earnings.

The remaining preferred-stock host contracts are classified as mezzanine equity because certain cash-redemption provisions are contingent upon events that are not solely within the Company’s control. As of July 31, 2026, no event had occurred that permitted the holders to require cash redemption. Based on its assessment of contractual compliance, anticipated ability to satisfy the applicable obligations, and the absence of pending or expected transactions that would trigger holder redemption rights, management concluded that the occurrence of a contingency permitting redemption outside the Company’s control was not probable. Accordingly, the Company did not accrete their carrying amounts to stated or redemption value.

Incremental issuance costs were allocated between the derivative liabilities and the preferred-stock hosts based on their relative initial fair values. Costs allocated to the derivative liabilities were expensed, and costs allocated to the preferred-stock hosts were recorded as reductions of mezzanine equity.

Mezzanine-equity carrying amounts
	Series A	Series B	Series C	Total
Cash purchase price	$575,000	$319,500	$200,000	$1,090,500
Initial derivative liability	(391,406)	(250,122)	(119,343)	(760,871)
Residual preferred-stock host	183,594	69,878	80,657	333,629
Issuance costs allocated to host	(6,723)	(2,171)	(4,033)	(12,927)
Preferred stock (mezzanine equity) carrying amount	176,871	67,207	76,624	320,702
Residual preferred-stock host	6,931	3,161	2,302	12,394
Mezzanine-equity carrying amount	$183,802	$70,368	$78,926	$333,096

Series D Preferred Stock

On April 30, 2026, the Company issued 250,000 shares of Series D Convertible Preferred Stock pursuant to a conversion of $100,000 face value note payable.

The Series D Convertible Preferred Stock carries a cumulative annual dividend equal to 10% of the face value of the preferred shares held by the investor. Dividends accrue annually and are payable in accordance with the terms of the agreement.

The Company evaluated the terms of the Series D Convertible Preferred Stock under ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. Based on management’s analysis, the Series D Convertible Preferred Stock was classified as permanent equity as of July 31, 2026.

As of July 31, 2026, 250,000 shares of Series D Convertible Preferred Stock were issued and outstanding with an aggregate carrying value of $100,000 and an aggregate stated value of $100,000.